Note 20 - Segmented Information - Segmented Revenue by Geographical Location of Customer (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Geographical Revenue	$ 237,439	$ 203,779	$ 184,993
UNITED STATES
Geographical Revenue	133,263	106,672	96,300
EMEA [Member]
Geographical Revenue	77,576	75,165	68,451
CANADA
Geographical Revenue	15,667	13,266	12,572
Asia Pacific [Member]
Geographical Revenue	$ 10,933	$ 8,676	$ 7,670